Document and Entity Information	12 Months Ended
Dec. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SAFEWAY INC
Entity Central Index Key	0000086144
Document Type	8-K
Document Period End Date	Dec. 29, 2012
Amendment Flag	false